Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other liabilities
Other liabilities are comprised of the following:

(In US$ millions)	2018	2017
Uncertain tax position	$118.0	$51.7
Accrued expenses	33.3	35.4
Taxes payable	31.3	36.5
Employee and business withheld taxes, social security and vacation payment	8.1	8.7
Deferred mobilization/demobilization revenues	6.4	9.4
VAT payable	3.6	6.5
Interest rate swap agreements	—	29.0
Other liabilities	—	0.4
Total other liabilities	$200.7	$177.6

Other liabilities are classified in our Consolidated Balance Sheets as follows:

(In US$ millions)	2018	2017
Other current liabilities	80.2	121.8
Other non-current liabilities	120.5	55.8
Total other liabilities	$200.7	$177.6